POST BALANCE SHEET DATE EVENTS	9 Months Ended
Sep. 30, 2021
Disclosure Of Post Balance Sheet Date Events [Abstract]
POST BALANCE SHEET DATE EVENTS

NOTE 8 – POST BALANCE SHEET DATE EVENTS

In October 2021, TORM obtained commitment from a new Chinese financial institution for the sale and operational leaseback of nine existing MR vessels built from 2010 to 2012. The transaction is expected to be completed during the fourth quarter of 2021 and the first quarter of 2022 with a liquidity contribution of USD 75.5m and they underline TORM’s ability to obtain attractively priced and diversified operational lease financing.